UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08265
Morgan Stanley S&P 500 Index Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: August 31, 2010
Date of reporting period: November 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley S&P 500 Index Fund*
Portfolio of Investments ▪ November 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (99.8%)
	Aerospace & Defense (2.7%)
43,225	Boeing Co. (The)	$2,265,422
23,444	General Dynamics Corp.	1,544,960
6,400	Goodrich Corp.	379,776
44,441	Honeywell International, Inc.	1,709,645
10,229	ITT Corp.	529,044
6,926	L-3 Communications Holdings, Inc.	542,791
18,472	Lockheed Martin Corp.	1,426,592
18,070	Northrop Grumman Corp.	990,236
8,362	Precision Castparts Corp.	866,972
22,264	Raytheon Co.	1,147,264
8,481	Rockwell Collins, Inc.	453,394
55,232	United Technologies Corp.	3,713,800

		15,569,896

	Air Freight & Logistics (1.0%)
9,759	C.H. Robinson Worldwide, Inc.	543,967
11,148	Expeditors International of Washington, Inc.	355,956
18,068	FedEx Corp.	1,525,842
59,683	United Parcel Service, Inc. (Class B)	3,429,982

		5,855,747

	Airlines (0.1%)
38,722	Southwest Airlines Co.	356,242

	Auto Components (0.2%)
16,504	Goodyear Tire & Rubber Co. (The) (a)	226,270
37,801	Johnson Controls, Inc.	1,022,517

		1,248,787

	Automobiles (0.4%)
194,981	Ford Motor Co. (a)	1,733,381
15,925	Harley-Davidson, Inc.	464,055

		2,197,436

	Beverages (2.7%)
6,708	Brown-Forman Corp. (Class B)	343,248
137,070	Coca-Cola Co. (The)	7,840,404
16,040	Coca-Cola Enterprises, Inc.	315,186
13,315	Constellation Brands, Inc. (Class A) (a)	227,820
13,367	Dr Pepper Snapple Group, Inc. (a)	350,082
10,180	Molson Coors Brewing Co. (Class B)	460,238
9,243	Pepsi Bottling Group, Inc.	350,772
91,910	PepsiCo, Inc.	5,718,640

		15,606,390

	Biotechnology (1.6%)
61,291	Amgen, Inc. (a)	3,453,748
16,482	Biogen Idec, Inc. (a)	773,665
27,762	Celgene Corp. (a)	1,539,403
4,682	Cephalon, Inc. (a)	257,276
15,297	Genzyme Corp. (a)	775,558
54,466	Gilead Sciences, Inc. (a)	2,508,159

		9,307,809

	Building Products (0.1%)
24,617	Masco Corp.	334,299

	Capital Markets (2.8%)
14,815	Ameriprise Financial, Inc.	564,748
69,545	Bank of New York Mellon Corp. (The)	1,852,679
58,356	Charles Schwab Corp. (The)	1,069,665
48,109	E*Trade Financial Corp. (a)	78,899
6,059	Federated Investors, Inc. (Class B)	156,201
8,932	Franklin Resources, Inc.	964,924
30,140	Goldman Sachs Group, Inc. (The)	5,113,552
26,332	Invesco Ltd. (Bermuda)	585,887
10,797	Janus Capital Group, Inc.	141,333
9,708	Legg Mason, Inc.	274,639

Morgan Stanley S&P 500 Index Fund*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

79,998	Morgan Stanley (b)	$2,526,337
15,430	Northern Trust Corp.	763,785
30,434	State Street Corp.	1,256,924
15,360	T. Rowe Price Group, Inc.	751,565

		16,101,138

	Chemicals (2.0%)
12,884	Air Products & Chemicals, Inc.	1,068,470
4,953	Airgas, Inc.	229,076
2,528	CF Industries Holdings, Inc.	215,790
67,576	Dow Chemical Co. (The)	1,877,261
4,962	Eastman Chemical Co.	298,315
13,236	Ecolab, Inc.	594,429
54,640	EI Du Pont de Nemours & Co.	1,889,451
4,434	FMC Corp.	248,260
5,379	International Flavors & Fragrances, Inc.	219,033
31,754	Monsanto Co.	2,564,136
9,253	PPG Industries, Inc.	549,906
18,498	Praxair, Inc.	1,517,391
6,707	Sigma-Aldrich Corp.	357,751

		11,629,269

	Commercial Banks (2.8%)
39,588	BB&T Corp.	985,741
10,293	Comerica, Inc.	293,042
43,681	Fifth Third Bancorp	440,304
14,875	First Horizon National Corp. (a)	201,556
27,741	Huntington Bancshares, Inc.	105,971
44,961	Keycorp	263,471
5,281	M&T Bank Corp.	346,328
19,086	Marshall & Ilsley Corp.	109,745
27,790	PNC Financial Services Group, Inc.	1,584,308
63,320	Regions Financial Corp.	371,055
27,989	SunTrust Banks, Inc.	661,380
111,580	US Bancorp	2,692,425
279,250	Wells Fargo & Co.	7,830,170
7,890	Zions BanCorp.	103,754

		15,989,250

	Commercial Services & Supplies (0.6%)
7,270	Avery Dennison Corp.	273,061
8,988	Cintas Corp.	252,473
12,293	Iron Mountain, Inc. (a)	295,032
14,099	Pitney Bowes, Inc.	324,841
18,082	Republic Services, Inc.	509,912
14,022	RR Donnelley & Sons Co.	288,573
5,853	Stericycle, Inc. (a)	320,335
31,021	Waste Management, Inc.	1,018,730

		3,282,957

	Communications Equipment (2.6%)
6,178	Ciena Corp. (a)	75,063
344,937	Cisco Systems, Inc. (a)	8,071,526
6,518	Harris Corp.	286,140
15,038	JDS Uniphase Corp. (a)	111,131
29,459	Juniper Networks, Inc. (a)	769,764
139,037	Motorola, Inc.	1,113,686
97,765	QUALCOMM, Inc.	4,399,425
27,225	Tellabs, Inc. (a)	152,732

		14,979,467

	Computers & Peripherals (5.8%)
53,100	Apple, Inc. (a)	10,615,221
101,568	Dell, Inc. (a)	1,434,140
122,116	EMC Corp. (a)	2,055,212
141,582	Hewlett-Packard Co.	6,946,013

Morgan Stanley S&P 500 Index Fund*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

78,484	International Business Machines Corp.	$9,916,454
5,363	Lexmark International, Inc. (Class A) (a)	134,987
18,321	NetApp, Inc. (a)	564,653
8,750	QLogic Corp. (a)	156,975
15,461	SanDisk Corp. (a)	304,891
40,620	Sun Microsystems, Inc. (a)	345,676
8,452	Teradata Corp. (a)	247,644
14,286	Western Digital Corp. (a)	526,296

		33,248,162

	Construction & Engineering (0.2%)
10,366	Fluor Corp.	440,348
8,404	Jacobs Engineering Group, Inc. (a)	294,056
12,499	Quanta Services, Inc. (a)	234,356

		968,760

	Construction Materials (0.1%)
7,534	Vulcan Materials Co.	365,248

	Consumer Finance (0.8%)
71,224	American Express Co.	2,979,300
26,790	Capital One Financial Corp.	1,027,664
32,827	Discover Financial Services	507,506
31,963	SLM Corp. (a)	350,634

		4,865,104

	Containers & Packaging (0.2%)
6,470	Ball Corp.	319,683
6,818	Bemis Co., Inc.	199,767
11,412	Owens-Illinois, Inc. (a)	356,853
8,987	Pactiv Corp. (a)	218,834
10,799	Sealed Air Corp.	240,710

		1,335,847

	Distributors (0.1%)
8,128	Genuine Parts Co.	291,226

	Diversified Consumer Services (0.2%)
7,288	Apollo Group, Inc. (Class A) (a)	415,926
3,905	DeVry, Inc.	212,119
17,019	H&R Block, Inc.	345,486

		973,531

	Diversified Financial Services (4.2%)
517,663	Bank of America Corp.	8,204,959
782,516	Citigroup, Inc. (c)	3,216,141
3,815	CME Group, Inc.	1,252,197
3,809	IntercontinentalExchange, Inc. (a)	406,763
235,518	JPMorgan Chase & Co.	10,007,158
12,107	Leucadia National Corp. (a)	260,543
13,286	Moody’s Corp.	308,634
9,312	NASDAQ OMX Group, Inc. (The) (a)	173,948
14,855	NYSE Euronext	375,534

		24,205,877

	Diversified Telecommunication Services (2.8%)
353,243	AT&T, Inc.	9,516,366
17,229	CenturyTel, Inc.	613,180
21,294	Frontier Communications Corp.	168,223
100,203	Qwest Communications International, Inc.	365,741
169,238	Verizon Communications, Inc.	5,324,228
30,057	Windstream Corp.	298,165

		16,285,903

	Electric Utilities (2.0%)
11,563	Allegheny Energy, Inc.	254,155
26,917	American Electric Power Co., Inc.	866,458
74,543	Duke Energy Corp.	1,243,377
19,193	Edison International	653,522

Morgan Stanley S&P 500 Index Fund*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

11,949	Entergy Corp.	$939,789
38,554	Exelon Corp.	1,857,532
19,256	FirstEnergy Corp.	829,548
24,760	FPL Group, Inc.	1,286,777
10,232	Northeast Utilities	246,693
14,789	Pepco Holdings, Inc.	241,061
6,896	Pinnacle West Capital Corp.	241,981
23,085	PPL Corp.	704,554
17,995	Progress Energy, Inc.	703,425
47,217	Southern Co.	1,515,193

		11,584,065

	Electrical Equipment (0.5%)
43,838	Emerson Electric Co.	1,815,332
2,903	First Solar, Inc. (a)	345,776
9,679	Rockwell Automation, Inc.	420,940

		2,582,048

	Electronic Equipment, Instruments & Components (0.5%)
19,246	Agilent Technologies, Inc. (a)	556,594
9,151	Amphenol Corp. (Class A)	377,021
92,025	Corning, Inc.	1,534,977
9,493	FLIR Systems, Inc. (a)	272,449
14,409	Jabil Circuit, Inc.	191,784
9,634	Molex, Inc.	179,096

		3,111,921

	Energy Equipment & Services (1.9%)
18,454	Baker Hughes, Inc.	751,816
19,968	BJ Services Co.	374,999
11,866	Cameron International Corp. (a)	448,535
4,608	Diamond Offshore Drilling, Inc.	458,680
7,254	ENSCO International, Inc.	319,176
6,507	FMC Technologies, Inc. (a)	354,436
52,183	Halliburton Co.	1,532,093
14,398	Nabors Industries Ltd. (Bermuda) (a)	297,319
25,957	National Oilwell Varco, Inc. (a)	1,116,670
7,730	Rowan Cos., Inc.	190,854
70,502	Schlumberger Ltd. (Netherlands Antilles)	4,504,373
14,970	Smith International, Inc.	406,884

		10,755,835

	Food & Staples Retailing (2.8%)
25,544	Costco Wholesale Corp.	1,530,341
86,455	CVS Caremark Corp.	2,680,970
36,402	Kroger Co. (The)	827,781
23,719	Safeway, Inc.	533,677
14,484	SUPERVALU, Inc.	200,314
33,354	Sysco Corp.	901,892
127,608	Wal-Mart Stores, Inc.	6,961,016
58,328	Walgreen Co.	2,268,376
9,598	Whole Foods Market, Inc. (a)	246,189

		16,150,556

	Food Products (1.6%)
36,746	Archer-Daniels-Midland Co.	1,132,144
10,713	Campbell Soup Co.	374,634
25,636	ConAgra Foods, Inc.	568,863
10,530	Dean Foods Co. (a)	167,427
19,938	General Mills, Inc.	1,355,784
8,607	Hershey Co. (The)	304,430
19,369	HJ Heinz Co.	822,214
4,616	Hormel Foods Corp.	173,192
6,147	JM Smucker Co. (The)	363,165
15,469	Kellogg Co.	813,360
88,529	Kraft Foods, Inc. (Class A)	2,353,101

Morgan Stanley S&P 500 Index Fund*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

8,892	McCormick & Co., Inc.	$317,266
38,881	Sara Lee Corp.	472,015
20,664	Tyson Foods, Inc. (Class A)	248,381

		9,465,976

	Gas Utilities (0.1%)
8,951	EQT Corp.	368,334
3,091	Nicor, Inc.	121,044
9,035	Questar Corp.	358,418

		847,796

	Health Care Equipment & Supplies (2.0%)
36,800	Baxter International, Inc.	2,007,440
13,896	Becton Dickinson and Co.	1,039,421
92,796	Boston Scientific Corp. (a)	776,703
5,363	C.R. Bard, Inc.	440,892
11,158	CareFusion Corp. (a)	288,211
10,188	DENTSPLY International, Inc.	339,464
8,405	Hospira, Inc. (a)	394,615
2,082	Intuitive Surgical, Inc. (a)	584,084
67,218	Medtronic, Inc.	2,852,732
21,518	St Jude Medical, Inc. (a)	789,926
16,013	Stryker Corp.	807,055
8,499	Varian Medical Systems, Inc. (a)	397,243
13,362	Zimmer Holdings, Inc. (a)	790,630

		11,508,416

	Health Care Providers & Services (2.1%)
24,246	Aetna, Inc.	705,801
16,081	AmerisourceBergen Corp.	397,040
22,317	Cardinal Health, Inc.	719,277
14,987	CIGNA Corp.	480,783
10,190	Coventry Health Care, Inc. (a)	229,784
5,284	DaVita, Inc. (a)	313,024
16,490	Express Scripts, Inc. (a)	1,414,842
8,730	Humana, Inc. (a)	362,382
5,859	Laboratory Corp. of America Holdings (a)	427,473
15,082	McKesson Corp.	935,386
27,308	Medco Health Solutions, Inc. (a)	1,724,773
6,237	Patterson Cos., Inc. (a)	160,353
9,072	Quest Diagnostics, Inc.	525,632
28,396	Tenet Healthcare Corp. (a)	129,202
68,948	UnitedHealth Group, Inc.	1,976,739
28,729	WellPoint, Inc. (a)	1,552,228

		12,054,719

	Health Care Technology (0.0%)
12,440	IMS Health, Inc.	265,718

	Hotels, Restaurants & Leisure (1.5%)
26,616	Carnival Corp. (Units) (Panama) (d)	852,510
9,489	Darden Restaurants, Inc.	298,239
20,158	International Game Technology	380,785
13,252	Marriott International, Inc. (Class A)	340,842
64,760	McDonald’s Corp.	4,096,070
44,332	Starbucks Corp. (a)	970,871
9,415	Starwood Hotels & Resorts Worldwide, Inc.	301,468
12,129	Wyndham Worldwide Corp.	225,236
4,214	Wynn Resorts Ltd.	271,972
28,783	Yum! Brands, Inc.	1,015,176

		8,753,169

	Household Durables (0.4%)
4,110	Black & Decker Corp.	249,436
18,844	DR Horton, Inc.	193,716
10,254	Fortune Brands, Inc.	393,856
4,005	Harman International Industries, Inc.	150,628

Morgan Stanley S&P 500 Index Fund*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

5,149	KB Home	$69,769
10,684	Leggett & Platt, Inc.	207,911
9,665	Lennar Corp. (Class A)	122,456
18,961	Newell Rubbermaid, Inc.	275,124
14,770	Pulte Homes, Inc.	134,998
3,929	Snap-On, Inc.	142,033
5,390	Stanley Works (The)	261,792
5,028	Whirlpool Corp.	372,877

		2,574,596

	Household Products (2.7%)
7,785	Clorox Co.	469,202
29,929	Colgate-Palmolive Co.	2,519,723
24,942	Kimberly-Clark Corp.	1,645,424
173,010	Procter & Gamble Co. (The)	10,787,173

		15,421,522

	Independent Power Producers & Energy Traders (0.2%)
37,834	AES Corp. (The) (a)	482,005
12,204	Constellation Energy Group, Inc.	388,331
34,593	Dynegy, Inc. (Class A) (a)	62,614

		932,950

	Industrial Conglomerates (2.4%)
40,879	3M Co.	3,165,670
636,400	General Electric Co. (e)	10,195,128
16,491	Textron, Inc.	330,644

		13,691,442

	Information Technology Services (1.2%)
6,673	Affiliated Computer Services, Inc. (Class A) (a)	368,350
29,874	Automatic Data Processing, Inc.	1,298,025
16,476	Cognizant Technology Solutions Corp. (Class A) (a)	723,791
8,214	Computer Sciences Corp. (a)	454,316
8,349	Convergys Corp. (a)	93,342
16,482	Fidelity National Information Services, Inc.	372,493
8,742	Fiserv, Inc. (a)	404,230
5,591	Mastercard, Inc. (Class A)	1,346,648
18,321	Paychex, Inc.	574,363
13,463	Total System Services, Inc.	232,641
43,199	Western Union Co. (The)	797,022

		6,665,221

	Insurance (2.5%)
28,677	Aflac, Inc.	1,320,002
32,724	Allstate Corp. (The)	929,689
9,195	American International Group, Inc. (a)	261,138
16,838	AON Corp.	652,136
8,045	Assurant, Inc.	245,936
20,170	Chubb Corp.	1,011,324
11,107	Cincinnati Financial Corp.	283,451
29,627	Genworth Financial, Inc. (Class A) (a)	319,083
21,339	Hartford Financial Services Group, Inc.	521,952
17,502	Lincoln National Corp.	400,971
21,272	Loews Corp.	753,454
30,829	Marsh & McLennan Cos., Inc.	695,194
12,886	MBIA, Inc. (a)	44,585
48,785	MetLife, Inc.	1,667,959
17,739	Principal Financial Group, Inc.	450,393
40,381	Progressive Corp. (The) (a)	677,189
28,072	Prudential Financial, Inc.	1,399,389
5,816	Torchmark Corp.	252,880
33,067	Travelers Cos., Inc. (The)	1,732,380
17,807	Unum Group	339,045
22,626	XL Capital Ltd. (Class A) (Cayman Islands)	414,282

		14,372,432

Morgan Stanley S&P 500 Index Fund*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Internet & Catalog Retail (0.6%)
19,646	Amazon.com, Inc. (a)	$2,670,088
14,328	Expedia, Inc. (a)	365,077
2,543	Priceline.com, Inc. (a)	544,507

		3,579,672

	Internet Software & Services (2.0%)
11,568	Akamai Technologies, Inc. (a)	277,632
67,138	eBay, Inc. (a)	1,642,867
14,377	Google, Inc. (Class A) (a)	8,381,791
9,243	VeriSign, Inc. (a)	207,413
69,482	Yahoo! Inc. (a)	1,040,145

		11,549,848

	Leisure Equipment & Products (0.1%)
18,363	Eastman Kodak Co. (a)	74,370
8,474	Hasbro, Inc.	251,254
18,639	Mattel, Inc.	362,715

		688,339

	Life Sciences Tools & Services (0.4%)
9,546	Life Technologies Corp. (a)	475,200
3,778	Millipore Corp. (a)	257,282
8,079	PerkinElmer, Inc.	152,451
23,640	Thermo Fisher Scientific, Inc. (a)	1,116,517
4,748	Waters Corp. (a)	279,087

		2,280,537

	Machinery (1.6%)
36,831	Caterpillar, Inc.	2,150,562
11,315	Cummins, Inc.	508,043
16,151	Danaher Corp.	1,145,429
24,019	Deere & Co.	1,285,257
9,869	Dover Corp.	403,445
9,294	Eaton Corp.	593,887
2,781	Flowserve Corp.	276,598
21,790	Illinois Tool Works, Inc.	1,059,865
22,185	PACCAR, Inc.	822,620
8,077	Pall Corp.	257,091
8,905	Parker Hannifin Corp.	480,514

		8,983,311

	Media (2.7%)
36,724	CBS Corp. (Class B)	470,434
171,681	Comcast Corp. (Class A)	2,518,560
55,819	DIRECTV (Class A) (a)	1,765,555
15,603	Gannett Co., Inc.	154,314
32,596	Interpublic Group of Cos., Inc. (a)	206,333
18,606	McGraw-Hill Cos., Inc. (The)	557,436
2,472	Meredith Corp.	65,137
7,967	New York Times Co. (The) (Class A)	67,242
132,411	News Corp. (Class A)	1,517,430
18,320	Omnicom Group, Inc.	672,710
6,160	Scripps Networks Interactive, Inc. (Class A)	243,628
20,030	Time Warner Cable, Inc.	839,057
70,362	Time Warner, Inc.	2,161,521
36,841	Viacom, Inc. (Class B) (a)	1,091,967
109,919	Walt Disney Co. (The)	3,321,752
410	Washington Post Co. (The) (Class B)	169,580

		15,822,656

	Metals & Mining (1.0%)
7,662	AK Steel Holding Corp.	153,240
56,706	Alcoa, Inc.	709,959
6,587	Allegheny Technologies, Inc.	224,156
24,315	Freeport-McMoRan Copper & Gold, Inc. (a)	2,013,282
28,727	Newmont Mining Corp.	1,540,916

Morgan Stanley S&P 500 Index Fund*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

19,438	Nucor Corp.	$824,366
5,821	Titanium Metals Corp.	56,871
7,952	United States Steel Corp.	355,136

		5,877,926

	Multi-Utilities (1.4%)
14,464	Ameren Corp.	375,919
23,541	Centerpoint Energy, Inc.	312,389
15,473	CMS Energy Corp.	220,336
16,157	Consolidated Edison, Inc.	693,297
34,621	Dominion Resources, Inc.	1,259,512
11,151	DTE Energy Co.	447,267
5,227	Integrys Energy Group, Inc.	201,449
18,758	NiSource, Inc.	267,302
22,873	PG&E Corp.	968,443
28,329	Public Service Enterprise Group, Inc.	888,397
8,030	SCANA Corp.	282,656
14,960	Sempra Energy	794,974
14,555	TECO Energy, Inc.	214,686
7,997	Wisconsin Energy Corp.	360,665
25,739	Xcel Energy, Inc.	523,016

		7,810,308

	Multiline Retail (0.8%)
5,617	Big Lots, Inc. (a)	129,528
9,557	Family Dollar Stores, Inc.	291,584
15,198	JC Penney Co., Inc.	436,791
18,867	Kohl’s Corp. (a)	1,002,592
22,190	Macy’s, Inc.	361,919
10,902	Nordstrom, Inc.	364,672
2,174	Sears Holdings Corp. (a)	154,245
45,721	Target Corp.	2,128,770

		4,870,101

	Office Electronics (0.1%)
46,974	Xerox Corp.	361,700

	Oil, Gas & Consumable Fuels (10.1%)
28,627	Anadarko Petroleum Corp.	1,704,165
20,490	Apache Corp.	1,952,287
7,069	Cabot Oil & Gas Corp.	270,743
37,086	Chesapeake Energy Corp.	887,097
119,972	Chevron Corp.	9,362,615
87,297	ConocoPhillips	4,519,366
9,748	Consol Energy, Inc.	447,628
13,116	Denbury Resources, Inc. (a)	174,049
26,803	Devon Energy Corp.	1,805,182
36,556	El Paso Corp.	349,475
14,385	EOG Resources, Inc.	1,244,159
285,587	Exxon Mobil Corp.	21,439,016
18,072	Hess Corp.	1,047,453
41,725	Marathon Oil Corp.	1,361,070
5,823	Massey Energy Co.	219,294
11,350	Murphy Oil Corp.	640,027
10,213	Noble Energy, Inc.	666,398
47,634	Occidental Petroleum Corp.	3,848,351
16,373	Peabody Energy Corp.	727,944
8,050	Pioneer Natural Resources Co.	332,868
8,496	Range Resources Corp.	400,416
21,317	Southwestern Energy Co. (a)	937,095
35,528	Spectra Energy Corp.	689,599
7,993	Sunoco, Inc.	201,424
9,471	Tesoro Corp.	121,039
36,582	Valero Energy Corp.	581,288
33,380	Williams Cos., Inc. (The)	663,928

Morgan Stanley S&P 500 Index Fund*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

34,880	XTO Energy, Inc.	$1,480,307

		58,074,283

	Paper & Forest Products (0.2%)
24,763	International Paper Co.	630,218
11,684	MeadWestvaco Corp.	319,791
11,656	Weyerhaeuser Co.	453,885

		1,403,894

	Personal Products (0.2%)
25,473	Avon Products, Inc.	872,450
7,925	Estee Lauder Cos., Inc. (The) (Class A)	371,128

		1,243,578

	Pharmaceuticals (6.6%)
93,058	Abbott Laboratories	5,070,730
19,093	Allergan, Inc.	1,109,876
115,589	Bristol-Myers Squibb Co.	2,925,558
59,923	Eli Lilly & Co.	2,200,972
16,775	Forest Laboratories, Inc. (a)	514,321
165,043	Johnson & Johnson	10,371,302
16,859	King Pharmaceuticals, Inc. (a)	199,442
180,113	Merck & Co., Inc.	6,521,892
20,842	Mylan, Inc. (a)	372,446
481,135	Pfizer, Inc.	8,742,225
7,155	Watson Pharmaceuticals, Inc. (a)	265,379

		38,294,143

	Professional Services (0.2%)
3,688	Dun & Bradstreet Corp.	289,840
8,640	Equifax, Inc.	247,536
8,428	Monster Worldwide, Inc. (a)	123,133
10,612	Robert Half International, Inc.	236,966

		897,475

	Real Estate Investment Trusts (REITs) (1.1%)
7,955	Apartment Investment & Management Co. (Class A)	107,472
5,441	AvalonBay Communities, Inc.	393,058
8,263	Boston Properties, Inc.	553,456
14,833	Equity Residential	477,771
17,282	HCP, Inc.	540,927
6,732	Health Care REIT, Inc.	299,911
35,743	Host Hotels & Resorts, Inc.	376,016
19,195	Kimco Realty Corp.	236,482
8,012	Plum Creek Timber Co., Inc.	276,334
22,383	ProLogis	292,770
7,526	Public Storage	598,919
16,693	Simon Property Group, Inc.	1,212,913
9,796	Ventas, Inc.	420,542
9,700	Vornado Realty Trust	634,962

		6,421,533

	Real Estate Management & Development (0.0%)
15,253	CB Richard Ellis Group, Inc. (Class A) (a)	174,342

	Road & Rail (1.0%)
15,015	Burlington Northern Santa Fe Corp.	1,475,975
23,933	CSX Corp.	1,136,339
22,950	Norfolk Southern Corp.	1,179,630
3,804	Ryder System, Inc.	154,214
30,555	Union Pacific Corp.	1,932,909

		5,879,067

	Semiconductors & Semiconductor Equipment (2.5%)
41,621	Advanced Micro Devices, Inc. (a)	291,763
14,732	Altera Corp.	309,814
16,228	Analog Devices, Inc.	486,678
75,069	Applied Materials, Inc.	924,099

Morgan Stanley S&P 500 Index Fund*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

25,676	Broadcom Corp. (Class A) (a)	$749,739
334,238	Intel Corp.	6,417,370
11,550	Kla-Tencor Corp.	360,822
15,166	Linear Technology Corp.	409,027
44,124	LSI Corp. (a)	233,416
15,353	MEMC Electronic Materials, Inc. (a)	184,850
12,441	Microchip Technology, Inc.	326,576
52,242	Micron Technology, Inc. (a)	392,860
13,343	National Semiconductor Corp.	194,808
6,680	Novellus Systems, Inc. (a)	138,209
36,735	Nvidia Corp. (a)	479,759
11,579	Teradyne, Inc. (a)	102,590
72,881	Texas Instruments, Inc.	1,843,161
18,735	Xilinx, Inc.	424,160

		14,269,701

	Software (4.2%)
32,254	Adobe Systems, Inc. (a)	1,131,470
15,478	Autodesk, Inc. (a)	362,959
9,983	BMC Software, Inc. (a)	386,642
22,026	CA, Inc.	486,775
9,439	Citrix Systems, Inc. (a)	360,381
16,860	Compuware Corp. (a)	117,008
21,948	Electronic Arts, Inc. (a)	370,702
18,340	Intuit, Inc. (a)	535,711
10,450	McAfee, Inc. (a)	398,667
459,982	Microsoft Corp.	13,528,071
23,616	Novell, Inc. (a)	92,339
230,108	Oracle Corp.	5,080,785
12,056	Red Hat, Inc. (a)	321,895
7,177	Salesforce.com, Inc. (a)	449,854
45,291	Symantec Corp. (a)	803,915

		24,427,174

	Specialty Retail (2.0%)
5,953	Abercrombie & Fitch Co. (Class A)	237,703
7,379	AutoNation, Inc. (a)	130,239
2,139	AutoZone, Inc. (a)	316,294
15,258	Bed Bath & Beyond, Inc. (a)	570,039
20,748	Best Buy Co., Inc.	888,637
11,202	GameStop Corp. (Class A) (a)	273,441
26,785	Gap, Inc. (The)	573,735
102,190	Home Depot, Inc. (The)	2,795,919
18,508	Limited Brands, Inc.	307,048
85,321	Lowe’s Cos., Inc.	1,860,851
8,850	O’Reilly Automotive, Inc. (a)	343,203
18,802	Office Depot, Inc. (a)	115,444
8,555	RadioShack Corp.	161,347
6,717	Sherwin-Williams Co. (The)	408,662
44,208	Staples, Inc.	1,030,931
8,421	Tiffany & Co.	359,408
25,295	TJX Cos., Inc.	970,822

		11,343,723

	Textiles, Apparel & Luxury Goods (0.5%)
18,852	Coach, Inc.	655,107
23,169	NIKE, Inc. (Class B)	1,503,436
3,848	Polo Ralph Lauren Corp.	295,719
6,023	VF Corp.	437,993

		2,892,255

	Thrifts & Mortgage Finance (0.1%)
28,114	Hudson City Bancorp, Inc.	373,635
23,788	People’s United Financial, Inc.	387,507

		761,142

Morgan Stanley S&P 500 Index Fund*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Tobacco (1.6%)
123,161	Altria Group, Inc.	$2,316,659
10,143	Lorillard, Inc.	790,241
114,124	Philip Morris International, Inc.	5,488,223
9,170	Reynolds American, Inc.	458,133

		9,053,256

	Trading Companies & Distributors (0.1%)
8,839	Fastenal Co.	327,750
3,284	WW Grainger, Inc.	320,847

		648,597

	Wireless Telecommunication Services (0.3%)
24,599	American Tower Corp. (Class A) (a)	1,006,591
11,978	MetroPCS Communications, Inc. (a)	75,461
174,884	Sprint Nextel Corp. (a)	648,820

		1,730,872

	Total Common Stocks (Cost $563,073,051)	575,076,160

NUMBER OF
SHARES (000)
	Short-Term Investment (f) (0.0%)
	Investment Company
111	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $111,015)		111,015
	Total Investments (Cost $563,184,066) (g)(h)	99.8%	575,187,175
	Other Assets in Excess of Liabilities	0.2	1,175,833

	Net Assets	100.0%	$576,363,008

(a)	Non-income producing security.

(b)	For the three months ended November 30, 2009, the proceeds from sales of Morgan Stanley common stock, an affiliate of the Fund, was $110,540, including net realized losses of $14,827.

(c)	For the three months ended November 30, 2009, the cost of purchases of Citigroup Inc. common stock, an affiliate of the Fund, was $324,886.

(d)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

(e)	A portion of this security has been physically segregated in connection with open futures contracts.

(f)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(g)	Securities have been designated as collateral in connection with open futures contracts.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley S&P 500 Index Fund*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued
Futures Contracts Open at November 30, 2009:

		DESCRIPTION,	UNDERLYING
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	UNREALIZED
CONTRACTS	SHORT	AND YEAR	AT VALUE	DEPRECIATION

26	Long	S&P 500 E-MINI, December 2009	$1,423,240	$(108)

Morgan Stanley S&P 500 Index Fund*
Notes to the Portfolio of Investments
11/30/2009
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Generally accepted accounting principles utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at November 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Common Stocks
Aerospace & Defense	$15,569,896	$15,569,896	—	—
Air Freight & Logistics	5,855,747	5,855,747	—	—
Airlines	356,242	356,242	—	—
Auto Components	1,248,787	1,248,787	—	—
Automobiles	2,197,436	2,197,436	—	—
Beverages	15,606,390	15,606,390	—	—
Biotechnology	9,307,809	9,307,809	—	—
Building Products	334,299	334,299	—	—
Capital Markets	16,101,138	16,101,138	—	—
Chemicals	11,629,269	11,629,269	—	—
Commercial Banks	15,989,250	15,989,250	—	—
Commercial Services & Supplies	3,282,957	3,282,957	—	—
Communications Equipment	14,979,467	14,979,467	—	—
Computers & Peripherals	33,248,162	33,248,162	—	—
Construction & Engineering	968,760	968,760	—	—
Construction Materials	365,248	365,248	—	—
Consumer Finance	4,865,104	4,865,104	—	—
Containers & Packaging	1,335,847	1,335,847	—	—
Distributors	291,226	291,226	—	—
Diversified Consumer Services	973,531	973,531	—	—
Diversified Financial Services	24,205,877	24,205,877	—	—
Diversified Telecommunication Services	16,285,903	16,285,903	—	—
Electric Utilities	11,584,065	11,584,065	—	—
Electrical Equipment	2,582,048	2,582,048	—	—
Electronic Equipment, Instruments & Components	3,111,921	3,111,921	—	—
Energy Equipment & Services	10,755,835	10,755,835	—	—
Food & Staples Retailing	16,150,556	16,150,556	—	—
Food Products	9,465,976	9,465,976	—	—
Gas Utilities	847,796	847,796	—	—
Health Care Equipment & Supplies	11,508,416	11,508,416	—	—
Health Care Providers & Services	12,054,719	12,054,719	—	—
Health Care Technology	265,718	265,718	—	—
Hotels, Restaurants & Leisure	8,753,169	8,753,169	—	—
Household Durables	2,574,596	2,574,596	—	—
Household Products	15,421,522	15,421,522	—	—
Independent Power Producers & Energy Traders	932,950	932,950	—	—
Industrial Conglomerates	13,691,442	13,691,442	—	—
Information Technology Services	6,665,221	6,665,221	—	—
Insurance	14,372,432	14,372,432	—	—
Internet & Catalog Retail	3,579,672	3,579,672	—	—
Internet Software & Services	11,549,848	11,549,848	—	—
Leisure Equipment & Products	688,339	688,339	—	—
Life Sciences Tools & Services	2,280,537	2,280,537	—	—
Machinery	8,983,311	8,983,311	—	—
Media	15,822,656	15,822,656	—	—
Metals & Mining	5,877,926	5,877,926	—	—
Multi-Utilities	7,810,308	7,810,308	—	—
Multiline Retail	4,870,101	4,870,101	—	—

Office Electronics	361,700	361,700	—	—
Oil, Gas & Consumable Fuels	58,074,283	58,074,283	—	—
Paper & Forest Products	1,403,894	1,403,894	—	—
Personal Products	1,243,578	1,243,578	—	—
Pharmaceuticals	38,294,143	38,294,143	—	—
Professional Services	897,475	897,475	—	—
Real Estate Investment Trusts	6,421,533	6,421,533	—	—
Real Estate Management & Development	174,342	174,342	—	—
Road & Rail	5,879,067	5,879,067	—	—
Semiconductors & Semiconductor Equipment	14,269,701	14,269,701	—	—
Software	24,427,174	24,427,174	—	—
Specialty Retail	11,343,723	11,343,723	—	—
Textiles, Apparel & Luxury Goods	2,892,255	2,892,255	—	—
Thrifts & Mortgage Finance	761,142	761,142	—	—
Tobacco	9,053,256	9,053,256	—	—
Trading Companies & Distributors	648,597	648,597	—	—
Wireless Telecommunication Services	1,730,872	1,730,872	—	—

Total Common Stocks	575,076,160	575,076,160	—	—

Short-Term Investment — Investment Company	111,015	111,015	—	—

Total	$575,187,175	$575,187,175	—	—

Liabilities:
Futures	$(108)	$(108)	—	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities
Beginning Balance	$0
Net purchases (sales)	(4,605)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	4,605

Ending Balance	$0

Net change in unrealized appreciation/ depreciation from investments still held as of November 30, 2009	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that the Board approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco. It is the Investment Adviser’s current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Fund. If approved by the Board, the reorganization would be submitted to the shareholders for their approval.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley S&P 500 Index Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 21, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 21, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 21, 2010